Earnings Per Share - Summary of Earnings Per Share (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	¥ 323,055	$ 45,033	¥ 285,518	¥ 218,581
Weighted average number of ordinary shares	39,325,763	39,325,763	40,858,290	40,858,290
Diluted effect of share options	0	0	0	0
Weighted average number of ordinary shares adjusted for effect of dilution	39,325,763	39,325,763	40,858,290	40,858,290